LOSS PER SHARE (Details Narrative) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Antidilutive shares	35,961,000	45,367,000	10,736,066	0